SCHEDULE OF MATURITIES OF LONG-TERM DEBT (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Year 1		$ 8,524
Year 2	$ 8,674	9,140
Year 3	8,333	1,418
TOTAL	$ 17,007	$ 19,082	$ 27,036